[Chapman and Cutler LLP Letterhead]

January 17, 2025

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Valkyrie ETF Trust II (Registration Nos. 333-258722 and 811-23725)

To Whom It May Concern:

On behalf of the Valkyrie ETF Trust II (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 49 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 53 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to CoinShares Digital Asset ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren